Customer deposits (Tables)	12 Months Ended
Dec. 31, 2018
Deposits from customers [abstract]
Schedule of Customer Deposits
14 Customer deposits

Customer deposits
	2018	2017
Savings accounts	322,711	319,688
Credit balances on customer accounts	201,964	186,316
Corporate deposits	30,010	32,602
Other	1,044	1,222
	555,729	539,828

Schedule of Customer Deposits by Type
Customer deposits by type
	Netherlands		International		Total
	2018	2017	2018	2017	2018	2017
Non-interest bearing	16,841	15,910	25,342	21,688	42,182	37,598
Interest bearing	155,910	151,302	357,635	350,928	513,546	502,230
	172,751	167,212	382,977	372,616	555,729	539,828